Non-Competition Agreements (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Non-competition agreements - net, Begining	$ 30,000	$ 180,000	$ 180,000	$ 420,000
Amortization	(15,000)	(60,000)	(150,000)	(240,000)
Non-competition agreements - net, Ending	$ 15,000		$ 30,000	$ 180,000